INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUSES DATED AUGUST 28, 2019,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Aerospace & Defense ETF
Invesco BuyBack AchieversTM ETF
Invesco CleantechTM ETF
Invesco Dividend AchieversTM ETF
Invesco Dow Jones Industrial Average Dividend ETF
Invesco DWA Basic Materials Momentum ETF
Invesco DWA Consumer Cyclicals Momentum ETF
Invesco DWA Consumer Staples Momentum ETF
Invesco DWA Energy Momentum ETF
Invesco DWA Financial Momentum ETF
Invesco DWA Healthcare Momentum ETF
Invesco DWA Industrials Momentum ETF
Invesco DWA Momentum ETF
Invesco DWA Technology Momentum ETF
Invesco DWA Utilities Momentum ETF
Invesco Dynamic Biotechnology & Genome ETF
Invesco Dynamic Building & Construction ETF
Invesco Dynamic Energy Exploration & Production ETF
Invesco Dynamic Food & Beverage ETF
Invesco Dynamic Large Cap Growth ETF
Invesco Dynamic Large Cap Value ETF
Invesco Dynamic Leisure and Entertainment ETF
Invesco Dynamic Market ETF
Invesco Dynamic Media ETF
Invesco Dynamic Networking ETF
Invesco Dynamic Oil & Gas Services ETF
Invesco Dynamic Pharmaceuticals ETF
Invesco Dynamic Semiconductors ETF
Invesco Dynamic Software ETF
Invesco Financial Preferred ETF
Invesco FTSE RAFI US 1000 ETF
Invesco FTSE RAFI US 1500 Small-Mid ETF
Invesco Global Listed Private Equity ETF
Invesco Golden Dragon China ETF
Invesco High Yield Equity Dividend AchieversTM ETF
Invesco International Dividend AchieversTM ETF
Invesco NASDAQ Internet ETF
Invesco Raymond James SB-1 Equity ETF
Invesco S&P 100 Equal Weight ETF
Invesco S&P 500 BuyWrite ETF
Invesco S&P 500® Equal Weight ETF
Invesco S&P 500® Equal Weight Communication Services ETF
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Invesco S&P 500® Equal Weight Consumer Staples ETF
Invesco S&P 500® Equal Weight Energy ETF
Invesco S&P 500® Equal Weight Financials ETF
Invesco S&P 500® Equal Weight Health Care ETF
Invesco S&P 500® Equal Weight Industrials ETF
Invesco S&P 500® Equal Weight Materials ETF
Invesco S&P 500® Equal Weight Real Estate ETF
Invesco S&P 500® Equal Weight Technology ETF
Invesco S&P 500® Equal Weight Utilities ETF
Invesco S&P 500 GARP ETF
Invesco S&P 500® Pure Growth ETF
Invesco S&P 500® Pure Value ETF
Invesco S&P 500® Quality ETF
Invesco S&P 500® Top 50 ETF
Invesco S&P 500 Value with Momentum ETF
Invesco S&P MidCap 400® Equal Weight ETF
Invesco S&P MidCap 400® Pure Growth ETF
Invesco S&P MidCap 400® Pure Value ETF
Invesco S&P MidCap Momentum ETF
Invesco S&P MidCap Quality ETF
Invesco S&P MidCap Value with Momentum ETF
Invesco S&P SmallCap 600® Equal Weight ETF
Invesco S&P SmallCap 600® Pure Growth ETF
Invesco S&P SmallCap 600® Pure Value ETF
Invesco S&P SmallCap Momentum ETF
Invesco S&P SmallCap Value with Momentum ETF
Invesco S&P Spin-Off ETF
Invesco Water Resources ETF
Invesco WilderHill Clean Energy ETF
Invesco Zacks Mid-Cap ETF
Invesco Zacks Multi-Asset Income ETF
(each, a “Fund” and collectively, the “Funds”)

Effective immediately, the following disclosure replaces the similar disclosure added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Additionally, if a sector or sectors in which an index is concentrated is negatively impacted to a greater extent by such events, a Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Please Retain This Supplement for Future Reference.
P-PS-PRO-1-SUP-5 081220